Annual Total Returns [BarChart] - BlackRock High Yield Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	2.50%
Annual Return 2012	16.80%
Annual Return 2013	9.76%
Annual Return 2014	3.41%
Annual Return 2015	(3.74%)
Annual Return 2016	14.26%
Annual Return 2017	8.07%
Annual Return 2018	(2.58%)
Annual Return 2019	15.05%
Annual Return 2020	7.76%